Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Anti-Dilution Option Grants [Member]
Stock Option Activity

Anti-Dilution Option activity during 2015 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	2,016	$18.00
Exercised	—	18.00
Expired	—	18.00

Outstanding at December 31, 2015	2,016	$18.00	6.1	$—

Exercisable at December 31, 2015	2,016	$18.00	6.1	$—

Performance Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Performance-based RSUs activity during 2015 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	914	$21.76
Granted	483	8.97
Forfeited	202	16.48

Outstanding at December 31, 2015	1,195	$17.48	1.1	$5.0

Time Based Restricted Stock Units RSU [Member]
Restricted Award Activity

Time-based RSUs activity during 2015 was as follows:

	Number of Time-based RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	3,350	$17.73
Granted	716	11.64
Vested	808	18.35
Forfeited	378	16.37

Outstanding at December 31, 2015	2,880	$16.13	1.7	$12.0

Stock Options [Member]
Stock Option Activity

Stock Option activity during 2015 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 1, 2015	1,288	$20.35
Exercised	34	4.50
Forfeited	11	34.73
Expired	80	24.20

Outstanding at December 31, 2015	1,163	$20.42	5.3	$—

Exercisable at December 31, 2015	1,154	$20.31	5.3	$—